Share-Based Compensation and Equity Share-Based Compensation and Equity - Non-Employee Share-based Compensation (Details) - $ / shares shares in Millions	1 Months Ended	12 Months Ended
	Dec. 31, 2005	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life (in years)		6 years	5 years	6 years
Non-employee Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of securities called by warrants or rights	0.1
Exercise price	$ 46.00
Warrants issued grant date fair value	$ 14.66
Risk free interest rate	4.45%
Expected dividend yield	1.63%
Expected volatility rate	30.00%
Expected life (in years)	6 years